Cash, Cash Equivalents and Restricted Cash	6 Months Ended
Jun. 30, 2025
Cash, Cash Equivalents and Restricted Cash [Abstract]
CASH, CASH EQUIVALENTS AND RESTRICTED CASH

4. CASH, CASH EQUIVALENTS AND RESTRICTED CASH

The following table provides a reconciliation of cash, cash equivalents, and restricted cash reported within the condensed consolidated balance sheets that sum to the total of the same such amounts shown in the unaudited condensed consolidated statements of cash flows.

	As of
	December 31, 2024	June 30, 2025
	$	$
		Unaudited
Cash and cash equivalents	1,123	4,064
Restricted cash (Note i)	7,318	7,260
Total cash, cash equivalents, and restricted cash shown in the unaudited condensed consolidated statements of cash flows	8,441	11,324

(Note i) Restricted cash required by U.S. Department of Education and the deposits necessary to secure lines of credit from financial institutions.